Goodwill and Other Intangible Assets - Other Unamortizing Intangible Assets (Detail: Text Values - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Retail investment management agreements
Discount rates (cost of equity) applied in the calculation	9.80%
Asset Management
Retail investment management agreements
Assets, related to the Groups U.S. retail mutual fund business, aquired in 2002, calculated at fair value less costs of disposal	€ 673
Discount rates (cost of equity) applied in the calculation		10.20%
Terminal value growth rate	3.70%
Terminal value growth rate		3.70%